Prepaid Expenses - Schedule of Prepaid Expenses (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Prepayments and accrued income including contract assets [abstract]
Insurances	R$ 82,501	R$ 89,951
Maintenance	304,927	295,518
Commissions	69,856	112,599
Others	44,607	59,710
Total	501,891	557,778
Current	182,891	244,413
Non-current	R$ 319,000	R$ 313,365